North Capital Emerging Technology Fund
Investor Class Shares – NCTEX
Institutional Class Shares – NCTIX
Summary Prospectus
June 20, 2019
www.northcapital.com/northcapitalfunds

Beginning January 1, 2021, the North Capital Emerging Technology Fund (the "Fund") intends to meet its shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Fund’s website, www.northcapital.com/northcapitalfunds. Shareholders who wish to continue to receive paper copies of the Fund's annual and semi-annual shareholder reports should contact the Fund at 833-2-NCFUND or 833-262-3863 or their financial intermediaries.

Before you invest, you may want to review the Fund's statutory prospectus and statement of additional information, which contain more information about the Fund and its risks. The current statutory prospectus and statement of additional information dated June 20, 2019, are incorporated by reference into this Summary Prospectus. You can find the Fund’s statutory prospectus, statement of additional information and other information about the Fund online at www.northcapital.com/northcapitalfunds. You can also get this information at no cost by calling 833-2-NCFUND or 833-262-3863 or by sending an e-mail request to northcapitalfunds@northcapital.com.

Investment Objective: The Fund seeks to generate long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	1.10%	1.10%
Acquired Fund Fees and Expenses(1)(2)	0.02%	0.02%
Total Annual Fund Operating Expenses	2.32%	2.07%
Fee Waiver(3)	(1.02)%	(1.02)%
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	1.05%

(1)	Based on estimates for the Fund’s current fiscal year.

(2)
Acquired Fund Fees and Expenses are based on estimates for the Fund’s current fiscal year and represent the indirect costs of investing in other investment companies, including exchange traded funds. The ratio of expenses to average net assets in the Fund’s financial highlights includes only the direct operating expenses of the Fund and may not correlate to the Total Annual Fund Operating Expenses in this table.

(3)
North Capital, Inc., the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, through June 30, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 1.30% and 1.05% of average daily net assets of Investor Class and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if there are waived amounts that have not been recouped outstanding and such recoupment, after giving effect to the recouped amounts, can be achieved within the lower of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees of North Capital Funds Trust (the “Trust”), of which the Fund is a series, on 60 days’ written notice to the Fund’s Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$ 132	$ 627

Institutional Class	$ 107	$ 550

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has only recently commenced investment operations, no portfolio turnover information is presented for the Fund at this time.

Principal Investment Strategies: In pursuing its investment objective, the Fund invests in companies involved in developing or deploying blockchain technology and other advanced hardware and software technology or services, such as artificial intelligence, machine learning, virtual computing and intelligent devices (collectively, “Emerging Technology Companies”). Blockchain technology refers to ways of keeping track of information through distributed ledger systems. Artificial intelligence and machine learning technologies are hardware and/or software that can perform tasks without specific instructions or in a way that resembles human cognition. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Emerging Technology Companies. The Fund invests primarily in equity and convertible securities of both U.S. and foreign companies of any market capitalization. Small and medium capitalization companies may comprise a significant portion of the Fund’s assets by virtue of its focus on Emerging Technology Companies. Although the types of companies that are considered to be Emerging Technology Companies in which the Fund invests may vary at any given point in time, they currently include companies that provide financial, information, technology and transportation services and products (e.g., banks, insurance companies, car manufacturers and media companies).

A company is considered to be an Emerging Technology Company if one or more of the following conditions is satisfied: (i) some or all of the emerging technologies (i.e., blockchain technology and other advanced hardware and software technology or services, such as artificial intelligence, machine learning, virtual computing and intelligent devices (collectively “Emerging Technologies”)) represent at least a significant portion (i.e., 25% or more) of the company’s revenue or assets; (ii) the company has disclosed publicly that its primary business is to provide products and services focused on the development, utilization, sales, and/or support of one of the Emerging Technologies; or (iii) the company has committed material resources to initiatives involving research and development, proof of concept testing, or utilization of the Emerging Technologies to innovate or disrupt its core business or an adjacent business through generating new revenue streams or benefitting from significant cost reductions. The Fund will analyze and evaluate each company with regard to these conditions, assessing the size, scale, and commercial potential of such company’s involvement with the Emerging Technologies. The Fund makes its determinations of whether a company is an Emerging Technology Company using available information, including public filings, offering documents, other company disclosures and other publicly available information.

Up to 10% of the Fund’s net assets may be allocated to private investments in public equity (“PIPEs”) of Emerging Technology Companies and/or securities of private Emerging Technology Companies. The Fund may gain exposure to Emerging Technology Companies through investments in listed call options and underlying funds, including exchange-traded funds (“ETFs”). Investments in non-U.S. Emerging Technology Companies may be in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund intends to concentrate its investments (i.e., under normal circumstances, invest 25% or more of its total assets) in securities issued by companies in the software and information technology group of industries.

Principal Risks: You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks summarized below, and these risks are more fully described in the section “Additional Information About Principal Investment Strategies and Related Risks” in the Prospectus.

Blockchain Technology Risk. Blockchain technology is a new and developing technology protocol that may be used within certain Emerging Technology Companies or sold as a product by an Emerging Technology Company to its customers as a way to optimize their customers’ business practices. Blockchain can be a means for Emerging Technology Companies to help streamline processes, which can also enable data sharing and data integrity. Blockchain can be used to, among other things, record financial transactions, store medical records and monitor goods, information or payments through a supply chain. Currently, there are few public companies for which blockchain technology represents an attributable and significant revenue stream. For companies that only have minor involvement in blockchain, their stock prices and performance may not reflect the movement of broader blockchain markets. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any Emerging Technology Company in which the Fund invests. In addition, an investment in companies actively engaged in blockchain technology may be subject to the risks:

●
that blockchain technology is new and many of its uses may be untested; that the cryptographic keys necessary to transact on a blockchain may be subject to theft, loss, or destruction; that competing platforms and technologies may be developed such that consumers or investors use an alternative to blockchain;

●
that Emerging Technology Companies that use blockchain technology may be subject to cybersecurity risk; that companies may not be able to develop blockchain technology applications or may not be able to capitalize on those technologies;

●	that Emerging Technology Companies that are involved in blockchain may be subject to the risks posed by conflicting intellectual property claims;

●	that there may be a lack of liquid markets and possible manipulation of digital assets;

●	that there may be risks posed by the lack of regulation in this space;

●	that blockchain systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control; and

●
that investing in companies across a wide variety of industries exploring possible application of blockchain to their businesses is subject to the risk that blockchain may only be successful in particular industries and not in others. Additionally, because of the variety of industries in which Emerging Technology Companies that are involved in blockchain operate and the other aspects of their operations that do not involve blockchain technology, the Fund's investments in these Emerging Technology Companies may not give the Fund sufficient exposure to the economic fortunes and risks of blockchain technology that is developed or deployed by such Emerging Technology Companies.

Emerging Technology Companies Risk. Emerging Technology Companies may have limited product lines, markets, financial resources or personnel. Emerging Technology Companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that Emerging Technology Companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Emerging Technology Companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Emerging Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Additionally, because of the variety of industries in which Emerging Technology Companies operate and the other aspects of their operations that do not involve Emerging Technologies, the Fund's investments in Emerging Technology Companies may not give the Fund sufficient exposure to the economic fortunes and risks of Emerging Technologies developed or deployed by Emerging Technology Companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Market Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. The Fund’s net asset value (“NAV”) could decline over short periods due to short-term market movements and over longer periods during market downturns.

Issuer Risk. Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Credit Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Cybersecurity Risk. Emerging Technology Companies in which the Fund invests may be subject to operational and informational security risks resulting from cybersecurity breaches. A cybersecurity breach at an issuer of securities in which the Fund invests may cause such securities to lose value.

Sector/Industry Group Concentration Risk. Because the Fund’s investments are concentrated in the information technology sector, and specifically in the software and information technology industry group, the Fund will be susceptible to loss due to adverse occurrences affecting this sector and industry. By concentrating its investments, the Fund faces more risks than if it were diversified broadly over numerous sectors and/or industries. Such risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a sector or industry. In addition, at times, such sector or industry may be out of favor and underperform other sectors or industries or the market as a whole.

Information Technology Sector Risk. Companies in the technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology tend to be more volatile than the overall market, and are also are heavily dependent on patent and intellectual property rights. In addition, technology companies may have limited product lines, markets, financial resources or personnel.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Financial services companies may have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries.

 Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Management Risk. The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

The portfolio manager’s judgments about particular issuers or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manger’s judgement will produce the desired results. The Adviser has not previously managed a mutual fund.

Small and Medium Capitalization Companies Risk. Compared to large-capitalization companies, small- and medium capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Underlying Fund Risk. The value of underlying funds can be expected to increase and decrease in value in proportion to increases and decreases in the value of their investments. Underlying funds have management fees and other expenses that are incurred by their shareholders, which will be incurred by the Fund to the extent it invests in these funds. An ETF may trade at a premium or discount to its NAV, meaning that its share price may be above or below the value of the securities in its portfolio. The Fund will incur brokerage commissions to the extent it invests in ETFs.

Interest Rate Risk. Increases in interest rates adversely affects the market value of the Fund’s fixed income securities or instruments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Fund may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Fund.

PIPEs Risk. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering.

Restricted Securities Risk. Investments in private companies may be in the form of “restricted securities.” Restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.northcapital.com/northcapitalfunds or by calling 833-2-NCFUND or 833-262-3863.

Investment Adviser: North Capital, Inc.

Portfolio Managers: James P. Dowd, CFA, CPA, and Michael T. Weaver, Jr., CFA, investment adviser representatives of the Adviser, have served the Fund as its Portfolio Managers since it commenced operations in July 2019.

Purchase and Sale of Fund Shares: The Fund does not have a minimum initial or subsequent investment requirement for either class. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.